STATEMENT OF COMPLIANCE AND BASIS OF PRESENTATION (Narrative) (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Statement Of Compliance And Basis Of Presentation [Abstract]
Allowance for doubtful accounts	$ 36,381	$ 179,868